INVESTMENTS - NON-RESTRICTED	12 Months Ended
Sep. 30, 2012
INVESTMENTS - NON-RESTRICTED
INVESTMENTS - NON-RESTRICTED

NOTE 4:  INVESTMENTS — NON-RESTRICTED

Non-restricted investments are comprised of certificates of deposit and U.S. government bonds.  We have total non-restricted investments of $3.4 million and $2.8 million as of September 30, 2012 and 2011, respectively.  As of September 30, 2012, non-restricted investments of $1.6 million will mature within one year and $1.8 million will mature after one year and before five years.

We record our non-restricted investments at fair value.  The following table represents the non-restricted investments as of September 30, 2012 and 2011:

	As of September 30, 2012				As of September 30, 2011
	Book Value	Gross Unrealized Gains (1)	Gross Unrealized (Losses)	Fair Value	Book Value	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Non-restricted investments:
Certificates of deposit	$594,000	$—	$—	$594,000	$900,012	$—	$—	$900,012
U.S. government bonds	2,717,902	48,871	—	2,766,773	1,932,960	—	—	1,932,960
Total non-restricted investments	$3,311,902	$48,871	$—	$3,360,773	$2,832,972	$—	$—	$2,832,972

(1)                The unrealized gain on investments of $48,871 net of tax of $17,104 represents the accumulated other comprehensive income of $31,767.

During fiscal 2012 and 2011, we did not recognize any material realized gains or losses or receive proceeds from sales on non-restricted investments.  In fiscal 2012, we received authorization from Assurant to transfer $1.9 million in book value of U.S. government bonds from restricted to non-restricted.